Consolidated condensed statements of financial position - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Non-current assets
Contracted concessional, PP&E and other intangible assets	$ 7,185,415,000	$ 7,483,259,000
Investments carried under the equity method	243,898,000	260,031,000
Other financial assets	197,402,000	176,237,000
Deferred tax assets	151,873,000	149,656,000
Total non-current assets	7,778,588,000	8,069,183,000
Current assets
Inventories	27,705,000	34,511,000
Trade and other receivables	287,202,000	200,334,000
Other financial assets	173,532,000	195,893,000
Cash and cash equivalents	594,616,000	600,990,000
Total current assets	1,083,055,000	1,031,728,000
Total assets	8,861,643,000	9,100,911,000
Equity attributable to the Company
Share capital	11,615,905	11,605,513
Share premium	736,594,000	986,594,000
Capital reserves	909,911,000	814,951,000
Other reserves	357,482,000	345,567,000
Accumulated currency translation differences	(156,807,000)	(161,307,000)
Accumulated deficit	(349,552,000)	(397,540,000)
Non-controlling interests	183,569,000	189,176,000
Total equity	1,692,813,000	1,789,047,000
Non-current liabilities
Long-term corporate debt	1,005,925,000	1,000,503,000
Long-term project debt	4,012,592,000	4,226,518,000
Grants and other liabilities	1,236,850,000	1,252,513,000
Derivative liabilities	6,454,000	16,847,000
Deferred tax liabilities	287,960,000	296,481,000
Total non-current liabilities	6,549,781,000	6,792,862,000
Current liabilities
Short-term corporate debt	40,683,000	16,697,000
Short-term project debt	399,472,000	326,534,000
Trade payables and other current liabilities	136,536,000	140,230,000
Income and other tax payables	42,358,000	35,541,000
Total current liabilities	619,049,000	519,002,000
Total equity and liabilities	$ 8,861,643,000	$ 9,100,911,000